Short-term Investments (Detail) - USD ($) $ in Thousands	Sep. 30, 2018	Sep. 30, 2017
Schedule of Investments [Line Items]
Short-term investments	$ 17,073	$ 5,261
Available-for-sale securities
Schedule of Investments [Line Items]
Short-term investments	14,439
Held-to-maturity securities
Schedule of Investments [Line Items]
Short-term investments	$ 2,634	$ 5,261